Investment Strategy	Sep. 09, 2026
VistaShares Shield(TM) S&P 500 Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad U.S. market equity index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the S&P 500 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the State Street® SPDR® S&P 500® ETF Trust (“SPY”). The Sub-Adviser may select a different Underlying ETF over time if it determines that the other ETF would provide substantially similar exposure to the large-cap U.S. equity market represented by the Index and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.

●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.

●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●	Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change. Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the S&P 500 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) International Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad international equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in developed markets outside the United States and Canada (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure though the iShares MSCI EAFE ETF (“EFA”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the developed international equity markets represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection. Floor-Based Protection. The Fund may seek to reduce losses beyond a defined market decline threshold.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a broad-based, widely recognized benchmark index that tracks the performance of large- and mid-capitalization companies across a broad universe of developed market countries outside the U.S. and Canada. The Index covers a substantial portion of the free float-adjusted market capitalization in each country represented.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in developed markets outside the United States and Canada (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad emerging market equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

The Index defines emerging market countries to be those included in the Index, or its successor index, at the time of the Fund’s investment. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in emerging-market countries (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). The Index defines emerging market countries to be those included in the Index, or its successor index, at the time of the Fund’s investment. The Index provider classifies markets under a framework that considers economic development, market size and liquidity, and market accessibility for international investors. Initially, the Fund expects to obtain such exposure through the iShares MSCI Emerging Markets ETF (“EEM”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the emerging equity markets represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such markets and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a broad-based, widely recognized benchmark index that tracks the performance of large- and mid-capitalization companies across a broad universe of emerging market countries. The Index covers a substantial portion of the free float-adjusted market capitalization in each country represented.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of equity securities of companies in emerging-market countries (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) US Small Cap Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a broad U.S. small cap equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of small-capitalization U.S. equity securities (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the iShares Russell 2000 ETF (“IWM”). The Sub-Adviser selects the Underlying ETF based on its ability to provide exposure to the small-cap U.S. equity market represented by the Index and may select a different Underlying ETF over time if it determines that a different ETF would provide substantially similar exposure to such market and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Index is a widely recognized benchmark index that tracks the performance of approximately 500 - 2,000 small-capitalization companies in the United States, representing a subset of a broader U.S. all-capitalization benchmark index and approximately 10% of that broader index’s total market capitalization.

The Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis of 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a broad-based index of small-capitalization U.S. equity securities (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) Nasdaq 100 Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a U.S. mega cap equity market index, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the Nasdaq-100 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”). Initially, the Fund expects to obtain such exposure through the Invesco QQQ ETF (“QQQ”). The Sub-Adviser may select a different Underlying ETF over time if it determines that the other ETF would provide substantially similar exposure to the large-cap U.S. equity market represented by the Index and would be appropriate for implementing the Fund’s options strategy.

The Fund seeks to provide investors with:

●	Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETF without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.
●	Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETF. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.
●	Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETF either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETF’s price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protction.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Index Overview

The Nasdaq 100® Index is a widely recognized benchmark index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalizations. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listed venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often drive by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates make any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of the Nasdaq-100 Index (the “Index”), including investments that reference an underlying exchange-traded fund (the “Underlying ETF”).
VistaShares Shield(TM) Diversified Equity Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing participation in the price returns of a diversified portfolio of equity market segments while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund generally obtains its equity market exposure through investments in exchange-traded funds (each, an “Underlying ETF,” and collectively, the “Underlying ETFs”) and options that reference the Underlying ETFs or their underlying equity market indexes (the “Indexes”). The Fund’s portfolio is selected by VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with equity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce predetermined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and investments that provide exposure to equity securities (collectively, “Equity Investments”). Equity Investments may include Underlying ETFs that invest principally in equity securities and derivative instruments that provide economic exposure to such Underlying ETFs or to equity market indexes. The Fund’s 80% investment policy is non-fundamental and may be changed upon at least 60 days’ prior written notice to shareholders.

For asset-allocation purposes, the Sub-Adviser may refer to Equity Investments as “growth investments” because they provide exposure to growth-oriented asset classes—namely, equity securities—as distinguished from defensive or income-oriented asset classes such as fixed-income securities and cash equivalents. In this context, “growth” is an asset-class designation and does not refer to companies selected based on earnings growth, valuation multiples, or other characteristics associated with a growth style of equity investing.

Initially, the Fund expects to obtain exposure to four equity market segments through the following types of Underlying ETFs:

●	U.S. Large-Cap Equities. An Underlying ETF that provides exposure to a broad-based portfolio or index of large-capitalization U.S. equity securities.
●	U.S. Small-Cap Equities. An Underlying ETF that provides exposure to a broad-based index of small-capitalization U.S. equity securities.
●	International Developed-Market Equities. An Underlying ETF that provides exposure to a broad-based index of equity securities issued by companies located in developed markets outside the United States.
●	Emerging-Market Equities. An Underlying ETF that provides exposure to a broad-based index of equity securities issued by companies located in emerging markets.

The Fund initially expects to allocate approximately 25% of its equity exposure to each of the four equity market segments and to rebalance periodically toward an equal-weighted allocation. The Sub-Adviser may deviate from equal weighting based on market conditions, liquidity, options availability and pricing, or other portfolio-management considerations.

The Sub-Adviser reviews the Underlying ETFs on an ongoing basis, but no less frequently than monthly. The Fund may invest in different Underlying ETFs over time. In determining whether to retain or replace an Underlying ETF, the Sub-Adviser considers whether the Underlying ETF continues to provide efficient and liquid exposure to the applicable equity asset class and geographic market, as well as its diversification, liquidity, and the availability and pricing of related options. The Fund expects to obtain exposure to non-U.S. issuers, including issuers in developed and emerging markets, through investments in, or options that reference, U.S.-listed Underlying ETFs that provide exposure to such issuers.

The composition of the Fund’s options overlay is related to the Fund’s allocation among the Underlying ETFs. In constructing the overlay, the Sub-Adviser considers the Fund’s exposure to each Underlying ETF and may adjust the reference assets, relative notional amounts, strike prices, and expiration dates of the Fund’s options positions based on the Fund’s portfolio composition and prevailing market conditions.

The Fund seeks to provide investors with:

●

Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETFs without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●

Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETFs. The level and structure of protection may vary over time based on market conditions, including the volatility and underlying pricing of the options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●

Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Equity Exposure

The Fund obtains core exposure to the Underlying ETFs either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETFs’ price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETFs. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund’s portfolio composition determines the Underlying ETFs that serve as the reference assets for its options positions. The Sub-Adviser selects and sizes the options positions based on the Fund’s corresponding exposures to the Underlying ETFs and prevailing options-market conditions.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETFs and are intended to allow the Fund to participate in increases in the Underlying ETFs’ share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETFs’ share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix of equity indexes, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●	Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and investments that provide exposure to equity securities (collectively, “Equity Investments”).
VistaShares Shield(TM) Diversified Commodities Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by delivering participation in the price return of a portfolio of commodity-based ETFs, while seeking to provide a measure of downside protection through a flexible, options-based investment strategy. The Fund does so through synthetic net long exposure in the underlying asset class(es) through call options that seek to provide limited participation in increases and decreases in the price returns of the underlying securities. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs a flexible outcome strategy designed to provide investors with commodity market exposure while incorporating a dynamic downside risk management overlay. Unlike traditional defined outcome strategies that seek to produce pre-determined outcomes over a fixed period, the Fund’s strategy is continuous and adaptive and does not rely on a single, fixed outcome period to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying commodity-based exchange-traded funds (the “Underlying ETFs”).

Initially, the Fund expects the Underlying ETFs to provide exposure to energy, gold and agricultural commodities. The Underlying ETFs may provide exposure to a single commodity or a group of commodities and may obtain such exposure by holding commodities directly and/or investing in commodity futures and other commodity-linked derivatives. The Fund will equal-weight across its Underlying ETFs/commodity segments (approximately equal initial weights across energy, gold and agricultural commodities), with periodic rebalancing back toward equal weight; the Sub-Adviser retains discretion to deviate from equal weighting based on market conditions, diversification, liquidity, options availability and pricing, and desired geographic and market-capitalization exposure.

The Fund may invest in the same or different Underlying ETFs over time. The Sub-Adviser reviews the Underlying ETFs on an ongoing basis at least monthly and in connection with the Fund’s periodic rebalancing and may change them based on commodity-market conditions, diversification, liquidity, tracking characteristics, and the availability and pricing of related options. The Fund expects to obtain exposure to securities of non-U.S. issuers, including issuers in developed and emerging markets, through options that reference U.S.-listed Underlying ETFs that invest in or otherwise provide exposure to such issuers.

The Fund seeks to provide investors with:

●

Upside Participation. The Fund is designed to participate partially in the positive price returns of the Underlying ETFs without imposing a maximum return limit. Unlike certain outcome-oriented investment strategies, the Fund does not employ a structural cap that limits potential gains.

●

Downside Protection Overlay. The Fund seeks to mitigate losses through the use of options strategies that are intended to provide a degree of protection against declines in the Underlying ETFs. The level and structure of protection may vary over time based on market conditions, including the volatility and pricing of the underlying options markets, and portfolio construction. The Fund does not target or guarantee any fixed or minimum percentage of protection, and the options overlay may provide little or no protection during certain periods.

●

Flexible Investment Horizon. The Fund does not rely on a fixed “outcome period” and instead maintains a rolling portfolio of options positions with varying maturities. As a result, the Fund’s investment outcomes are not dependent on holding Shares for a specific period.

To implement its investment strategy, the Fund utilizes a combination of:

Commodity Exposure

The Fund obtains core exposure to the Underlying ETFs either through direct investment or through derivative instruments designed to replicate such exposure. This component serves as the primary driver of returns and is intended to provide participation in the Underlying ETFs’ price movements, before fees and expenses.

Options Overlay Strategy

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETFs. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective. The Fund’s portfolio composition determines the commodity exposures addressed by the options overlay. The Sub-Adviser selects the reference assets and sizes the options positions based on the Fund’s corresponding exposures to the Underlying ETFs and prevailing options-market conditions.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETFs and are intended to allow the Fund to participate in increases in the Underlying ETFs’ share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETFs’ share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The Adviser and Sub-Adviser will determine the appropriate mix, strike prices, and maturities of options based on factors including market volatility, interest rates, and the cost of protection.

Downside Protection Characteristics

The Fund seeks to provide a measure of downside protection, which may take one or more of the following forms:

●

Buffered Losses. The Fund may seek to absorb a specified portion of initial losses under the Underlying ETF over certain timeframes ranging from one to twelve months. Over each approximately one-month options period, the Fund seeks to limit losses resulting from an initial decline in the share price of the Underlying ETF or ETFs, as applicable. If a decline exceeds the protected level, the Fund will participate in a portion of the additional decline.

The Sub-Adviser evaluates the options market each month and selects the options positions based on factors including option pricing, volatility and skew. The Fund seeks to provide reduced exposure to losses, generally in the range of 25-75%, but the Sub-Adviser may adjust the range in response to changes in market conditions, interest rates and volatility The protected level and the Fund’s participation in additional declines are not fixed and may change from period to period. The protection is not guaranteed and is provided at the cost of reduced upside participation in the Underlying ETF or ETFs, as well as the cost of the options used to establish the protection

●

Reduced Downside Protection. The Fund may seek to reduce losses beyond a defined market decline threshold reflecting the level the Sub-Adviser has determined best balances upside participation combined with partial downside protection under current market conditions. The Fund may seek to reduce its participation in declines in the Underlying ETF or ETFs, as applicable, through the sale of an out of the money put option. The Fund may seek to limit its participation in initial declines and participate in only a portion of additional declines. The level of protection may vary based on market conditions and the options positions selected by the Sub-Adviser. The strategy does not provide a fixed floor or guaranteed level of protection.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

●

Dynamic Hedging. The Fund seeks to maintain continuous downside protection through a rolling portfolio of protective options positions, which the Sub-Adviser generally reviews and rebalances monthly as positions approach expiration. The Sub-Adviser manages the Fund’s protection proactively by evaluating the options market each month and may also adjust positions in response to material changes in market conditions.

In selecting and adjusting the protection positions, the Sub-Adviser considers factors including market volatility and drawdown levels, option pricing and availability, interest rates and the cost of protection. Based on this analysis, the Sub-Adviser determines the types, strike prices, maturities and amounts of options intended to balance upside participation with downside protection.

The Fund’s downside protection is limited to the protection provided by the options positions held during each monthly period. The protection may fail or be less effective if declines in the Underlying ETF or ETFs, as applicable, exceed the level covered by those positions or if market or options-market conditions adversely affect the position. The degree of protection is not fixed, may vary significantly over time and is not guaranteed.

Rolling and Laddered Structure

The Fund maintains a continuously managed portfolio of options positions with the same and/or staggered maturities. Because the Fund does not reset its strategy at the end of a defined outcome period, investors are not required to hold Shares for a specific duration to pursue the Fund’s investment objective.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying commodity-based exchange-traded funds (the “Underlying ETFs”).
VistaShares Shield(TM) Diversified Income Enhanced Protection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income, with a target annual distribution rate of 5% to 8%, paid on a monthly basis, while seeking to provide capital appreciation with a measure of downside protection through a flexible, options-based investment strategy. The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”).

The Fund employs an income-oriented buffer strategy designed to generate consistent monthly distributions while providing exposure to high income sectors with partial protection against market declines.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying exchange-traded funds (the “Underlying ETFs”) that track sectors of the market the provide significant income such as utilities, real estate and high yield bonds. The Fund expects to obtain exposure to securities of non-U.S. issuers, including issuers in developed and emerging markets, through options that reference U.S.-listed Underlying ETFs that invest in or otherwise provide exposure to such issuers.

The Fund seeks to provide investors with:

●	Monthly Distributions. The Fund seeks to generate a target annual option income level of approximately 5% to 8%, distributed monthly.
●	Buffered Downside Exposure. The Fund seeks to provide a buffer against a portion of losses of the Underlying ETFs over time. Although the Fund initially expects to use periods of one to three months, the Sub-Adviser may use shorter or longer periods when it believes doing so is in the Fund’s best interests. When establishing an options position, the Sub-Adviser will select the period based on then-current market conditions, including the cost and availability of options, volatility and option skew. When the position expires, the Sub-Adviser may establish a new position with a different protection period based on market conditions at that time.
●	Market Participation. The Fund maintains exposure to the Underlying ETFs, subject to the effects of its options overlay strategy.

To implement its investment strategy, the Fund utilizes a combination of:

Income Generation Strategy

The Fund seeks to generate income primarily through an options-based premium generation strategy, which may include:

●	Selling call options on an Underlying ETF (or on positions that provide similar exposure)
●	Selling put options or put spreads
●	Opportunistic income strategies based on prevailing market conditions.

The premiums received from these option positions are intended to support the Fund’s monthly income distributions. The Fund’s target distribution rate of 5% to 8% is not guaranteed and may vary based on market conditions, including volatility levels and the premiums available in the options market.

The Fund invests in FLexible EXchange® Options (“FLEX Options”) and/or standard exchange-traded options that reference the Underlying ETF. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The Fund uses a combination of purchased and sold call and put option contracts to construct a layered portfolio designed to achieve its investment objective.

●	Purchased Call Options. These positions provide exposure to the upside performance of the Underlying ETF and are intended to allow the Fund to participate in increases in the Underlying ETF’s share price. There is no limit to participation in upside performance from the purchased call options.
●	Purchased Put Options. These positions are designed to provide protection against declines in the Underlying ETF’s share price.
●	Sold Options. The Fund may sell call or put options to partially offset the cost of purchasing protective positions or to enhance income. The use of sold options is discretionary and may vary based on prevailing market conditions.

The target distribution level is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the target distribution level. Actual distributions may be higher or lower than the target distribution level depending on market conditions and the Fund’s results.

Downside Protection (Buffer) Strategy

The Fund seeks to provide a buffer against a portion of losses in the Underlying ETFs through the use of purchased put options and/or structured option spreads. The buffer strategy may be applied to all or a portion of the Fund’s portfolio.

Under current market conditions, the Fund initially seeks, after fees and expenses, to offset 100% of the first 8% of losses in the applicable Underlying ETFs during each monthly period and to experience approximately 50% of any additional losses during that period. The buffer is intended to reduce, but not eliminate, the impact of negative returns of the Underlying ETFs.

The level and duration of the buffer are not fixed. The Sub-Adviser may adjust the amount of the buffer, the Fund’s participation in losses exceeding the buffer, and the applicable period based on market conditions and the cost of protection. The intended protection applies over the applicable options period and may not be fully available to shareholders who purchase Shares after that period begins.

There is no guarantee that the Fund will be successful in providing buffered returns.

Portfolio Construction

The Fund’s portfolio consists of three primary components:

●	Underlying Exposure. The Fund obtains exposure to a group of Underlying ETFs either through direct investment or through derivatives. This exposure serves as the foundation for capital appreciation.

●	Options Overlay – Income Layer. The Fund uses option strategies to generate premium income, which is used to support the Fund’s monthly distributions. The sale of options may limit the Fund’s participation in upside market returns.

●	Options Overlay – Protection Layer. The Fund purchases put options or constructs option spreads to provide downside protection. These positions are designed to offset a portion of losses during market declines.

The Fund actively manages the balance between income generation and downside protection based on prevailing market conditions.

Upside Participation

Because the Fund generates income through the sale of options, the Fund’s partial participation in the upside performance of the Underlying ETFs may be limited. In periods of strong market appreciation, the Fund is expected to underperform the Underlying ETFs due to:

●	Option premiums received in exchange for limiting upside participation;

●	The cost of purchasing protective options; and

●	Monthly distributions.

The Fund intends to make monthly distributions to shareholders derived from:

●	Options premiums received;

●	Dividends from underlying equity exposure; and

●	Realized gains, when applicable.

Distributions may exceed the Fund’s net investment income and may include return of capital. Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Fund Rebalance

The Fund is a continuous investment vehicle and does not terminate or reset at predetermined intervals. The Fund generally rebalances options positions monthly as they approach expiration. At each rebalance, the Fund sells out-of-the-money put options and uses the premiums received, together with interest earned on its cash investments, to purchase approximately one-month, at-the-money call options on the Underlying ETF.

The Fund does not target a fixed percentage of upside exposure. Instead, the Fund seeks the amount of upside exposure that can be obtained with the option premiums and interest income available for that purpose. The number of call options purchased, and therefore the Fund’s resulting upside exposure, will vary based on the income available and prevailing call-option prices.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as for the Fund’s derivatives transactions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the performance of a portfolio of underlying exchange-traded funds (the “Underlying ETFs”) that track sectors of the market the provide significant income such as utilities, real estate and high yield bonds.